Share Capital (Equity Financing) (Details) $ / shares in Units, $ in Millions		3 Months Ended	12 Months Ended
	Feb. 09, 2017 USD ($) $ / shares shares	Dec. 31, 2017 CAD / shares	Dec. 31, 2016 CAD / shares
Equity Financing [Line Items]
Equity financing (in shares) | shares	31,450,000
Share price (usd per share) | (per share)	$ 7.95	CAD 9.40	CAD 8.78
Gross proceeds from equity financing	$ 250.0
Transaction costs, equity financing	10.9
Equity Financing [Member]
Equity Financing [Line Items]
Deferred tax assets	$ 2.7